Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	[1]	$ 99,580	$ 897,788	$ 708,455
General and administrative	[1]	2,199,790	3,299,251	2,740,406
Total operating expenses		2,299,370	4,197,039	3,448,861
Operating loss		(2,299,370)	(4,197,039)	(3,448,861)
Other (expense) income, net		(328,365)	(65,445)	16,035
Interest expense		(86,792)	(992)
Interest expense on related party loans		(146,908)	(818,719)	(1,084,708)
Loss on conversion of debt			(364,950)	(629,232)
Net loss		(2,861,435)	(5,447,145)	(5,146,766)
Defined pension plan adjustments		(683)	(7,444)	(1,261)
Comprehensive loss		$ (2,862,118)	$ (5,454,589)	$ (5,148,027)
Basic and diluted net loss per common share (in Dollars per share)		$ (0.41)	$ (0.80)	$ (0.82)
Weighted average common shares used in computing basic and diluted net loss per common share (in Shares)		6,960,000	6,840,000	6,240,000

[1]	Comparative figures for the years ended December 31, 2019 and December 31, 2018 were restated to correct the classification of intellectual property expenses from research and development expenses to general and administrative expenses. For further information, see Note 3 “Restatement of Previously Issued Financial Statements” to the financial statements.